Reporting and Accounting Policies - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) segment security	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($) security
Property, Plant and Equipment [Line Items]
Number of operating segments | segment	2
Number of Reportable Segments | segment	2
Derivative, number of instruments held | security	0	0	0
Noncancelable purchase obligation, minimum commitments	$ 2,999
2026	1,407
2027	454
2028	350
2029	298
Share-Based Payment Arrangement, Expense	132	$ 122	$ 121
Cash and Cash Equivalents
Property, Plant and Equipment [Line Items]
Open reverse repurchase commitments	44	$ 127	$ 68
Unrecorded unconditional purchase obligations reinsurance
Property, Plant and Equipment [Line Items]
2026	264
2027	37
2028	12
2029	$ 4
Unrecorded unconditional purchase obligations reinsurance | Lower Limit
Property, Plant and Equipment [Line Items]
Other commitments, term	1 year
Other reinsurance contracts, minimum commitment	$ 317
Unrecorded unconditional purchase obligations reinsurance | Upper Limit
Property, Plant and Equipment [Line Items]
Other commitments, term	3 years